Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust IV
Entity Central Index Key	0002043390
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Portfolio Building Block European Banks Index ETF
Shareholder Report [Line Items]
Fund Name	Portfolio Building Block European Banks Index ETF
Class Name	Portfolio Building Block European Banks Index ETF
Trading Symbol	PBEU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Portfolio Building Block European Banks Index ETF (the "Fund") for the period November 24, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.portfoliobuildingblocketfs.com/pbeu/ . You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at Portfolio Building Block ETFs, c/o BNY Mellon, 240 Greenwich Street, New York, New York 10286.
Additional Information Phone Number	(877) 358-0096
Additional Information Website	www.portfoliobuildingblocketfs.com/pbeu/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Portfolio Building Block European Bank Index ETF	$ 6	0.13%
*	The Fund commenced operations on November 24, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.13%	[2]
Net Assets	$ 511,893,000
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 114,202
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$ 511,893
Number of Holdings	50
Total Advisory Fee Paid	$ 114,202
Portfolio Turnover Rate	5%

Holdings [Text Block]	Sector Breakdown (% of total net assets) Geographic Breakdown (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top 10 Holdings	(% of total net assets)
HSBC Holdings PLC	15.8
Banco Santander SA	9.0
BBVA	6.4
BNP Paribas SA	5.3
UniCredit SpA	5.2
Intesa Sanpaolo SpA	4.7
ING Groep NV	4.1
Lloyds Banking Group PLC	4.0
Barclays PLC	3.7
Nordea Bank Abp	3.1

Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF
Shareholder Report [Line Items]
Fund Name	Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF
Class Name	Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF
Trading Symbol	PBOG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF (the "Fund") for the period November 24, 2025 to April 30, 202.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.portfoliobuildingblocketfs.com/pbog/. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at Portfolio Building Block ETFs, c/o BNY Mellon, 240 Greenwich Street, New York, New York 10286.
Additional Information Phone Number	(877) 358-0096
Additional Information Website	www.portfoliobuildingblocketfs.com/pbog/.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF	$ 7	0.13%
*	The Fund commenced operations on November 24, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 7	[3]
Expense Ratio, Percent	0.13%	[4]
Net Assets	$ 548,614,000
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 154,033
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$ 548,614
Number of Holdings	35
Total Advisory Fee Paid	$ 154,033
Portfolio Turnover Rate	8%

Holdings [Text Block]	Sector Breakdown (% of total net assets) Geographic Breakdown (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top 10 Holdings	(% of total net assets)
Exxon Mobil Corp	17.5
Chevron Corp	10.9
Shell PLC	7.0
TotalEnergies SE	5.1
BP PLC	4.9
Suncor Energy Inc	4.6
ConocoPhillips	4.4
Canadian Natural Resources Ltd	4.3
EOG Resources Inc	4.2
Occidental Petroleum Corp	3.3

Portfolio Building Block World Pharma and Biotech Index ETF
Shareholder Report [Line Items]
Fund Name	Portfolio Building Block World Pharma and Biotech Index ETF
Class Name	Portfolio Building Block World Pharma and Biotech Index ETF
Trading Symbol	PBPH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Portfolio Building Block World Pharma and Biotech Index ETF (the "Fund") for the period November 24, 2025 to >April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.portfoliobuildingblocketfs.com/pbph/. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at Portfolio Building Block ETFs, c/o BNY Mellon, 240 Greenwich Street, New York, New York 10286.
Additional Information Phone Number	(877) 358-0096
Additional Information Website	www.portfoliobuildingblocketfs.com/pbph/.
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Portfolio Building Block World Pharma and Biotech Index ETF	$ 6	0.13%
*	The Fund commenced operations on November 24, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 6	[5]
Expense Ratio, Percent	0.13%	[6]
Net Assets	$ 758,555,000
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 176,243
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$ 758,555
Number of Holdings	54
Total Advisory Fee Paid	$ 176,243
Portfolio Turnover Rate	10%

Holdings [Text Block]	Sector Breakdown (% of total net assets) Geographic Breakdown (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top 10 Holdings	(% of total net assets)
Eli Lilly & Co	13.0
Johnson & Johnson	9.1
AbbVie Inc	6.1
Roche Holding AG	5.0
Novartis AG	4.6
AstraZeneca PLC	4.6
Merck & Co Inc	4.4
Amgen Inc	4.3
Gilead Sciences Inc	4.3
Pfizer Inc	4.0

[1]	The Fund commenced operations on November 24, 2025. Expenses for a full reporting period would be higher than figures shown.
[2]	Cost paid as a percentage of a $10,000 investment is an annualized figure.
[3]	The Fund commenced operations on November 24, 2025. Expenses for a full reporting period would be higher than figures shown.
[4]	Cost paid as a percentage of a $10,000 investment is an annualized figure.
[5]	The Fund commenced operations on November 24, 2025. Expenses for a full reporting period would be higher than figures shown.
[6]	Cost paid as a percentage of a $10,000 investment is an annualized figure.